Related party transactions	12 Months Ended
Dec. 31, 2017
Disclosure of related party transactions [Line Items]
Disclosure of related party [text block]
13.	Related party transactions

Investments

Refer to Note 7 for description of the Company’s relationship and transaction with its investees, El Olivar and Minco Silver.

Trust agreement with Minco China

When the Company disposed its Chinese subsidiaries on July 31, 2015 to Minco Silver, the Company ceased to have subsidiaries in China (note 1). As a result, the Company entered into a trust agreement with Minco China, a subsidiary of Minco Silver, to hold the Retained Asset in China on behalf of the Company. This trust agreement was eliminated on June 30, 2017 after the net proceeds from the disposition of the Retained Assets in 2016 have been received by the Company.

Shared office expenses

Minco Silver and Minco Gold share offices and certain administrative expenses in Beijing up to July 31, 2015. Minco Silver, Minco Base Metals Corporation (“MBM”), a company with which the Company’s CEO has significant influence over, and Minco Gold shared offices and certain administrative expenses in Vancouver.

Due from related parties

As at December 31, 2017, the Company had the following amounts due from related parties:

-	$27,523 due from Minco Silver (December 31, 2016 – 205,145), in relation to share office expenses.

-	$11,422 due from MBM (December 31, 2016 - $18,527), in relation to shared office expenses

The amounts due to and due from related parties are unsecured, non-interest bearing and payable on demand.

Key management compensation

Key management includes the Company’s directors and senior management. This compensation is included in exploration costs and administrative expenses.

For the years ended December 31, 2017, 2016 and 2015, compensation to key management are as follows:

	2017	2016	2015
	$	$	$
Cash remuneration	347,686	313,016	333,729
Share-based compensation	269,737	80,702	67,405
Total	617,423	393,717	401,134

The above transactions are conducted in the normal course of business.

Minco Silver Corp [Member]
Disclosure of related party transactions [Line Items]
Disclosure of related party [text block]
12.	Related party transactions

(a)	Trust agreement with Minco Gold

During 2015, the Company entered into a trust agreement with Minco Gold to hold certain receivables and mineral interests in China. This trust agreement was eliminated on June 30, 2017 when the Company remitted the proceeds from the disposition of all of the Minco Gold’s assets to Minco Gold.

(b)	Shared expenses

Minco Silver, Minco Gold, and Minco Base Metals Corporation (“MBM”), a company with which the Company’s CEO has significant influence over, share offices and certain administrative expenses.

(c)	Due to and due from related parties

	December 31, 2017	December 31, 2016
	$	$
Due from Minco Base Metal (i)	-	163,167
Due to Minco Gold (ii)	27,523	205,145

(i) This is the administrative and shared expenses paid by the Company on behalf of Minco Base Metals that is to be reimbursed.

(ii) The amount of $27,523 represents the shared expenses to be reimbursed to Minco Gold.

The December 31, 2016 amount of $205,145 was the net payable to Minco Gold in connection with the trust agreement (note 12(a)) and with the shared expenses.

The amounts due are unsecured, non-interest bearing and payable on demand.

In the year ended December 31, 2017, the Company paid or accrued $106,991 (December 31, 2016 – $101,377, December 31, 2015 - $101,701) in respect of rent and $302,289 (December 31, 2016 – $304,788, December 31, 2015 - $563,588) in respect of shared head office expenses and administration costs to Minco Gold.

The above transactions are conducted in the normal course of business.

(d)	Key management compensation

In the years ended December 31, 2017, 2016 and 2015, the following amounts were paid to and accrued for key management compensation. The compensation accrued as at December 31, 2017 was $82,257 (2016 - $97,344). Key management includes the Company’s directors and senior management. This compensation is included in development costs and administrative expenses.

	Years ended December 31,
	2017	2016	2015
	$	$	$
Cash remuneration	812,861	757,649	784,608
Share-based compensation	2,109,551	(46,798)	274,632
	2,922,412	710,851	1,059,240

Share based compensation earned by management during 2016 consisted of the share based compensation earned from option vesting of $387,048, net of the effect of the PSU reversal of ($433,846) (Note 10 (b)).